Long-Term Debt - Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term debt
Finance leases:	$ 103
Total	2,133	$ 2,953
Less current portion	(298)	(990)
Total long-term debt, less current portion	1,835	1,963
2.69% due 2028, floating interest rate at Euribor +0.589%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 90	106
Long-term debt
Interest rate	2.69%
Basis spread on floating rate	0.589%
2.61% due 2029, floating interest rate at Euribor +0.564%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 115	127
Long-term debt
Interest rate	2.61%
Basis spread on floating rate	0.564%
2.56% due 2031, floating interest rate at Euribor +0.473%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 236	244
Long-term debt
Interest rate	2.56%
Basis spread on floating rate	0.473%
2.58% due 2031, floating interest rate at Euribor +0.550%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 116	120
Long-term debt
Interest rate	2.58%
Basis spread on floating rate	0.55%
2.73% due 2033, floating interest rate at Euribor +0.558%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 282	281
Long-term debt
Interest rate	2.73%
Basis spread on floating rate	0.558%
5.07% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%
Loans Payable [Abstract]
Bank loans (including current portion)	$ 270	300
Long-term debt
Interest rate	5.07%
Basis spread on floating rate	0.939%
2.84% due 2027, floating interest rate at Euribor +0.690%
Long-term debt
Interest rate	2.84%
Basis spread on floating rate	0.69%
2.84% due 2027, floating interest rate at Euribor +0.690% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 44	65
2.65% due 2028, floating interest rate at Euribor +0.550%
Long-term debt
Interest rate	2.65%
Basis spread on floating rate	0.55%
2.65% due 2028, floating interest rate at Euribor +0.550% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 59	69
2.95% due 2029, floating interest rate at Euribor +0.850%
Long-term debt
Interest rate	2.95%
Basis spread on floating rate	0.85%
2.95% due 2029, floating interest rate at Euribor +0.850% | Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
Loans Payable [Abstract]
Bank loans (including current portion)	$ 67	74
zero-coupon, due 2025 ("Tranche A") | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 0	749
Interest rate	0.00%
zero-coupon, due 2027 ("Tranche B") | Dual tranche senior unsecured convertible bonds
Long-term debt
Dual tranche senior unsecured convertible bonds	$ 749	749
Interest rate	0.00%
3.58% due 2025, fixed interest rate
Long-term debt
Finance leases:	$ 0	8
Interest rate	3.58%
0.00% due 2026, fixed interest rate
Long-term debt
Finance leases:	$ 37	0
Interest rate	0.00%
3.86% due 2027, fixed interest rate
Long-term debt
Finance leases:	$ 36	34
Interest rate	3.86%
3.78% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 25	23
Interest rate	3.78%
1.75% due 2042, fixed interest rate
Long-term debt
Finance leases:	$ 1	1
Interest rate	1.75%
4.73% due 2045, fixed interest rate
Long-term debt
Finance leases:	$ 3	0
Interest rate	4.73%
5.85% due 2027, fixed interest rate
Long-term debt
Finance leases:	$ 1	0
Interest rate	5.85%
0.25% (weighted average), due 2026-2028, fixed interest rate
Long-term debt
Other funding program loans	$ 2	$ 3
Interest rate	0.25%